Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Balance Sheet (Parenthetical) (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Par or Stated Value Per Share		0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
dMY TECHNOLOGY GROUP, INC. III [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock, par value	0.0001	0.0001
Common Class A [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	0.0001	0.0001
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001
Common Class B [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001